Note 17 - Discontinued Operations (Details Textual) - USD ($)		12 Months Ended
	May 30, 2018	Dec. 31, 2018
Eurodry [Member] | Vessel Acquisition [Member]
Related Party Transaction, Amounts of Transaction		$ 52,520,000
Eurodry [Member] | Allocated Equity from Accumulated Deficit [Member]
Related Party Transaction, Amounts of Transaction		9,660,000
Eurodry [Member] | Allocated Equity to Equity [Member]
Related Party Transaction, Amounts of Transaction		$ 42,860,000
Eurodry [Member]
Common Stock, Value, Received	$ 2,254,830
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock, Shares, Received (in shares)	19,042